Net Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share
Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss attributable to common stockholders	$(245,390)	$(241,340)	$(32,743)
Denominator:
Denominator for basic and diluted earnings per share-weighted-average common shares	108,077,439	5,131	124
Basic and diluted (loss) per share	$(2.27)	$(47,036)	$(264,056)
As a result of the Merger, the Company has retroactively adjusted the weighted-average number of shares of common stock outstanding prior to the Merger by multiplying them by the conversion ratio of 123.8339 used to determine the number of shares of common stock into which they converted. The common stock issued as a result of the redeemable convertible preferred stock conversion upon closing of the Merger was included in the basic and diluted (loss) per share calculation on a prospective basis.
Prior to the consummation of the Merger, the Company applied the two-class method to calculate its basic and diluted net loss per share of common stock, as there were outstanding Class B common stock and redeemable convertible preferred stock that were participating securities. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. As the securities were all converted into Sema4 Holdings Class A common stock upon consummation of the Merger, all outstanding Legacy Sema4 Class B common stock has been retroactively converted to the Sema4 Holdings Class A common stock.
The following tables summarize the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2021	2020	2019
Outstanding options and RSUs	35,519,867	32,339,971	22,491,757
Outstanding warrants	21,994,972	—	—
Outstanding earn-out shares	16,351,897	—	—
Outstanding earn-out RSUs	2,669,679	—	—
Redeemable convertible preferred stock (on an if-converted basis)	—	157,618,388	121,298,525
Total	76,536,415	189,958,359	143,790,282